Note 9. Debt and Capital Lease Obligations (Other Facilities Narrative) (Details)	12 Months Ended						12 Months Ended							12 Months Ended				12 Months Ended									12 Months Ended		12 Months Ended					12 Months Ended													12 Months Ended										0 Months Ended		12 Months Ended						12 Months Ended			12 Months Ended			0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 First Wind Bridge Credit Facility [Member] USD ($)	Dec. 31, 2014 Corporate Credit Facility [Member] USD ($)	Jun. 30, 2014 Corporate Credit Facility [Member] USD ($)	Dec. 31, 2014 Emerging Markets Yieldco Acquisition Facility [Member] USD ($)	Dec. 22, 2014 Emerging Markets Yieldco Acquisition Facility [Member] USD ($)	Dec. 31, 2014 OCBC (Wind Turbine Purchase) Facility [Member]	Dec. 30, 2014 OCBC (Wind Turbine Purchase) Facility [Member] USD ($)	Dec. 19, 2014 OCBC (Wind Turbine Purchase) Facility [Member] USD ($)	Dec. 31, 2013 Second Lien Credit Agreement [Member]	Sep. 28, 2012 Second Lien Credit Agreement [Member] USD ($)	Dec. 31, 2014 SunEdison Semiconductor Ltd. [Member] USD ($)	May 27, 2014 Secured Debt [Member] SSL Credit Facility [Member] USD ($)	Dec. 31, 2014 Solar Energy [Member] USD ($)	Dec. 31, 2013 Solar Energy [Member] USD ($)	Dec. 31, 2014 Solar Energy [Member] Construction Financing Revolver [Member] USD ($)	Sep. 30, 2014 Solar Energy [Member] Construction Financing Revolver [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] Construction Financing Revolver [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] Acquisition Facility [Member] USD ($)	Dec. 31, 2014 Solar Energy [Member] Construction and Term Debt [Member] USD ($)	Dec. 31, 2013 Solar Energy [Member] Construction and Term Debt [Member] USD ($)	Dec. 31, 2013 Solar Energy [Member] Other System Financing [Member] USD ($)	Dec. 31, 2014 Terraform [Member] USD ($)	Dec. 31, 2013 Terraform [Member] USD ($)	Dec. 31, 2013 Deutsche Bank Credit Line [Member]	Dec. 20, 2013 Deutsche Bank Credit Line [Member] USD ($)	Dec. 31, 2014 Solar Energy Credit Facility [Member]	Dec. 31, 2014 SMP Credit Facility [Member] USD ($)	Dec. 31, 2014 SMP Credit Facility [Member] KRW	Dec. 31, 2014 SMP Credit Facility [Member] Minimum [Member]	Dec. 31, 2014 SMP Credit Facility [Member] Maximum [Member]	Dec. 31, 2014 SMP Revolving Capital Credit Facility [Member] [Member] USD ($)	Dec. 31, 2011 Interest rate margin in addition to LIBOR [Member] Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2011 Defined prime rate plus margin [Member] Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2014 System construction and term debt [Member]	Dec. 31, 2013 Silver Ridge Project [Domain] Solar Energy [Member] Construction and Term Debt [Member] USD ($)	Dec. 31, 2014 MJL Long Term Debt [Member] Construction and Term Debt [Member] USD ($)	Dec. 31, 2013 MJL Long Term Debt [Member] Construction and Term Debt [Member] USD ($)	Dec. 31, 2014 MJL Long Term Debt [Member] SunEdison Semiconductor Ltd. [Member] Construction and Term Debt [Member] USD ($)	Dec. 31, 2013 MJL Long Term Debt [Member] SunEdison Semiconductor Ltd. [Member] Construction and Term Debt [Member] USD ($)	Dec. 31, 2014 Terraform [Member] Solar Energy [Member] Acquisition Facility [Member] USD ($)	Dec. 18, 2014 Terraform [Member] Solar Energy [Member] Acquisition Facility [Member] USD ($)	Sep. 30, 2014 Terraform [Member] Solar Energy [Member] Acquisition Facility [Member] USD ($)	Dec. 18, 2014 Terraform [Member] Solar Energy [Member] Long-term Debt [Member] Acquisition Facility [Member] USD ($)	Dec. 31, 2014 SunEdison [Member] Construction and Term Debt [Member]	Dec. 31, 2013 SunEdison [Member] Solar Energy [Member] Construction and Term Debt [Member] USD ($)	Dec. 31, 2014 SunEdison [Member] SunEdison Semiconductor Ltd. [Member] Construction and Term Debt [Member] USD ($)	Dec. 31, 2013 SunEdison [Member] SunEdison Semiconductor Ltd. [Member] Construction and Term Debt [Member] USD ($)	Dec. 31, 2014 Mount Signal [Member] USD ($)	Nov. 17, 2014 Wells Fargo Bank, Goldman Sachs Bank and Deutsche Bank [Member] First Wind Bridge Credit Facility [Member] USD ($)	Dec. 31, 2014 Wells Fargo Bank, Goldman Sachs Bank and Deutsche Bank [Member] Corporate Credit Facility [Member] USD ($)	Oct. 31, 2014 Wells Fargo Bank, Goldman Sachs Bank and Deutsche Bank [Member] Corporate Credit Facility [Member] USD ($)	Jun. 30, 2014 Wells Fargo Bank, Goldman Sachs Bank and Deutsche Bank [Member] Corporate Credit Facility [Member] USD ($)	Mar. 31, 2014 Wells Fargo Bank, Goldman Sachs Bank and Deutsche Bank [Member] Corporate Credit Facility [Member] USD ($)	Jul. 23, 2014 Base Rate [Member] Terraform [Member] Solar Energy [Member] Acquisition Facility [Member]	Jul. 23, 2014 Eurodollar [Member] Terraform [Member] Solar Energy [Member] Acquisition Facility [Member]	Dec. 31, 2014 Revolving Credit Facility [Member] SSL Credit Facility [Member]	May 27, 2014 Revolving Credit Facility [Member] SSL Credit Facility [Member] USD ($)	Sep. 30, 2015 Revolving Credit Facility [Member] Scenario, Forecast [Member] SSL Credit Facility [Member]	Jun. 30, 2015 Revolving Credit Facility [Member] Scenario, Forecast [Member] Minimum [Member] SSL Credit Facility [Member]	Jun. 30, 2015 Revolving Credit Facility [Member] Scenario, Forecast [Member] Maximum [Member] SSL Credit Facility [Member]	Dec. 18, 2014 Revolving Credit Facility [Member] Terraform [Member] Solar Energy [Member] Acquisition Facility [Member] USD ($)	Dec. 31, 2014 Revolving Credit Facility [Member] Base Rate [Member] SSL Credit Facility [Member]	Dec. 31, 2014 Revolving Credit Facility [Member] Eurodollar [Member] SSL Credit Facility [Member]	May 27, 2014 Letter of Credit [Member] SSL Credit Facility [Member] USD ($)	Dec. 31, 2014 Line of Credit [Member] SSL Credit Facility [Member] USD ($)	May 27, 2014 Line of Credit [Member] SSL Credit Facility [Member] USD ($)	Jan. 23, 2015 Subsequent Event [Member] Senior Notes [Member] Senior Notes due 2023 [Member] USD ($)	Jan. 29, 2015 Subsequent Event [Member] Secured Debt [Member] First Wind Seller Note [Member]	Jan. 29, 2015 Subsequent Event [Member] Secured Debt [Member] First Wind Seller Note [Member] USD ($)	Jan. 28, 2015 Subsequent Event [Member] Terraform [Member] Solar Energy [Member] Acquisition Facility [Member] USD ($)	Jan. 31, 2015 Subsequent Event [Member] Wells Fargo Bank, Goldman Sachs Bank and Deutsche Bank [Member] Corporate Credit Facility [Member] USD ($)
Debt Instrument [Line Items]
Long-term Line of Credit																												$ 320,000,000															$ 140,000,000		$ 140,000,000
Line of Credit Facility, Collateral Fees																		7.5									2.5		5.8
Debt, proceeds collected under sales agreement, current																								16,200,000
Line of Credit Facility, Maximum Borrowing Capacity					400,000,000													150,000,000	285,000,000	300,000,000	400,000,000									432,100,000	475,000,000,000			2,700,000																			400,000,000	800,000,000		265,000,000																	725,000,000
Line of Credit Facility, Interest Rate Description																																		1.87
Debt Instrument, Interest Rate, Stated Percentage																																434.00%	471.00%	403.00%			383.00%														6.00%																			5.875%		3.75%
Debt Instrument, Convertible, Conversion Ratio																																																																							28.9140
Working capital facility, amount outstanding																														1.6
Line of Credit Facility, Current Borrowing Capacity						300,000,000		150,000,000			120,000,000																																	215,000,000		575,000,000						815,000,000	540,000,000		315,000,000					50,000,000							15,000,000		15,000,000				550,000,000	565,000,000
Line of Credit Facility, Increase in Borrowing Capacity																																														275,000,000																		75,000,000										25,000,000
Payments of Financing Costs	152,100,000	87,400,000	42,300,000				6,800,000
Line of Credit Facility, Commitment Fee Amount				7,400,000
Debt Instrument, Face Amount	7,199,400,000	3,576,200,000											200,000,000		210,000,000																																																							800,000,000		336,500,000
Line of Credit Facility, Amount Outstanding							150,000,000			119,100,000								15,400,000							573,500,000	0				353.3																																						3,200,000
Long-term Debt, Quarterly Repayment Amount																																																																				500,000
Debt Instrument, Interest Rate, Effective Percentage									1.60%			10.75%
Other System Financing transactions																67,000,000	121,900,000								1,024,600,000	437,300,000																									402,400,000
Short Term Committed Financing Arrangements Maximum Amount		30,100,000
Short Term Committed Financing Arrangements Unavailable Amount Due to Third Party Letters of Credit		17,900,000
Interest Costs, Capitalized During Period	42,000,000	22,300,000
Line of Credit Facility, Interest Rate During Period	3.75%
Debt Instrument, Interest Rate Terms	.0275
Letters of Credit Outstanding, Amount	518,900,000
Line of Credit Facility, Remaining Borrowing Capacity					21,100,000
Line of Credit Facility, Interest Rate at Period End																																			0.00%	2.50%
Construction facility interest rate	5.75%
Long-term Debt		10,400,000																				1,767,200,000			1,598,100,000	437,300,000													0	10,400,000	207,100,000	0	300,000,000		300,000,000			677,800,000	207,100,000	10,400,000
Debt Instrument, Basis Spread on Variable Rate																																																									1.50%	3.75%	1.00%						4.50%	5.50%
Leverage Ratio																																																											3.5		2.5	1.0	3.0
Debt Instrument, Basis Spread Floor on Variable Rate																																																									2.00%	1.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum																																															1.58%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum																																															14.00%
Non-Recourse Debt																							211,400,000															584,900,000
Debt, Weighted Average Interest Rate																						7.10%																326.00%
Debt Instrument, Debt Default, Amount		21,600,000				50,000,000																																353,600,000
Debt Instrument, Discount Rate														1.00%
Debt Instrument, Unamortized Discount														2,100,000
Debt Issuance Cost														$ 10,000,000
Debt Instrument, Convertible, Conversion Price	$ 14.62																																																																							$ 34.58